SHARE-BASED PAYMENTS (Details Narrative) R$ / shares in Units, shares in Thousands, Pure in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares R$ / shares	Dec. 31, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2023 BRL (R$) shares R$ / shares
IfrsStatementLineItems [Line Items]
Remaining exercise period	47 months
Number of share options outstanding in share-based payment arrangement at end of period | shares	60,191	72,466	87,961
Number of share options vested in share-based payment arrangement | shares	60,191	72,465	68,635
Expense from share-based payment transactions with employees | R$	R$ 426.5	R$ 393.8	R$ 333.4
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 16.34	R$ 16.34	R$ 15.95
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 22.40	R$ 22.40	R$ 32.81
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Restricted shares granted	33,898	25,603	33,686
Fair value of other equity instruments granted in share-based payment arrangement | R$	R$ 441.7	R$ 327.5	R$ 463.5
Deferred Stock Units Of Grant One [Member]
IfrsStatementLineItems [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement | R$			R$ 0.6
Grant new deferred shares | shares			47